Financial Instruments and Fair Value Measurements - Schedule of Cash and Cash Equivalents and Marketable Securities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Cash And Cash equivalents And Marketable Securities [Line Items]
Amortized Cost	$ 34,448	$ 80,463	$ 168,297
Gross Unrealized Gains	0	23	30
Gross Unrealized Losses	(3)	0	(57)
Credit Losses	0	0	0
Total	34,445	80,486	168,270
Cash [Member]
Cash And Cash equivalents And Marketable Securities [Line Items]
Amortized Cost		500	28
Gross Unrealized Gains		0	0
Gross Unrealized Losses		0	0
Credit Losses		0	0
Total		500	28
Money market funds [Member]
Cash And Cash equivalents And Marketable Securities [Line Items]
Amortized Cost		39,905	49,733
Gross Unrealized Gains		0	0
Gross Unrealized Losses		0	0
Credit Losses		0	0
Total		39,905	49,733
U.S. Treasuries [Member]
Cash And Cash equivalents And Marketable Securities [Line Items]
Amortized Cost	16,465	40,058	118,536
Gross Unrealized Gains		23	30
Gross Unrealized Losses	(3)	0	(57)
Credit Losses	0	0	0
Total	16,462	40,081	118,509
Cash and cash equivalents [Member]
Cash And Cash equivalents And Marketable Securities [Line Items]
Amortized Cost	17,983	40,405	49,761
Gross Unrealized Gains	0	0	0
Gross Unrealized Losses	0	0	0
Credit Losses	0	0	0
Total	17,983	40,405	49,761
Marketable securities [Member]
Cash And Cash equivalents And Marketable Securities [Line Items]
Amortized Cost	16,465	40,058	118,536
Gross Unrealized Gains		23	30
Gross Unrealized Losses	(3)	0	(57)
Credit Losses	0	0	0
Total	$ 16,462	$ 40,081	$ 118,509